Summary of Significant Accounting Policies - Schedule of Useful Lives (Details)	Dec. 31, 2024
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	8 years
Property, plant, and equipment, useful life, term, description	Lesser of useful life and lease term
Automobiles [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Minimum [Member] | Bakery production equipment [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Minimum [Member] | Office equipment and furniture [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Bakery production equipment [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	8 years
Maximum [Member] | Office equipment and furniture [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years